Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Technology Portfolio - VIP Technology Portfolio - Investor Class	Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	27.73%
Annual Return 2014	11.86%
Annual Return 2015	6.08%
Annual Return 2016	11.34%
Annual Return 2017	50.67%
Annual Return 2018	(7.73%)
Annual Return 2019	51.26%
Annual Return 2020	64.76%
Annual Return 2021	28.06%
Annual Return 2022	(35.87%)